Shareholder Report	12 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard World Fund
Entity Central Index Key	0000052848
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000012211
Shareholder Report [Line Items]
Fund Name	U.S. Growth Fund
Class Name	Admiral™ Shares
Trading Symbol	VWUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$25	0.22%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  Vanguard U.S. Growth Fund slightly outperformed its benchmark index for the 12 months ended August 31, 2024.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  In absolute terms, the information technology sector accounted for more than half the Fund’s return. With roughly 40% weighting in the portfolio, IT stocks returned about 42%. While other sectors also had impressive gains, none matched IT in weighting and return.

  Relative to the benchmark index, there was no specific sector that greatly enhanced or detracted from performance. Marginal underperformance by stock selection or by allocations in some sectors was offset by marginally better performance in other areas.

Line Graph [Table Text Block]
	Admiral Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2014	$52,725	$52,176	$51,500
2015	$55,146	$54,230	$52,964
2015	$55,802	$54,641	$53,393
2015	$54,058	$52,128	$50,146
2015	$56,971	$55,371	$52,787
2016	$52,286	$51,490	$48,765
2016	$56,133	$55,519	$53,457
2016	$57,857	$57,623	$55,833
2016	$56,427	$57,705	$57,135
2017	$60,643	$62,896	$61,570
2017	$65,272	$66,771	$62,895
2017	$69,092	$69,618	$64,792
2017	$73,983	$75,481	$69,868
2018	$79,131	$79,321	$71,564
2018	$81,356	$80,808	$72,385
2018	$88,284	$88,573	$77,918
2018	$82,434	$81,965	$73,708
2019	$85,655	$84,573	$75,139
2019	$85,715	$85,167	$74,139
2019	$91,638	$92,358	$78,876
2019	$97,595	$99,187	$85,040
2020	$98,442	$97,350	$80,225
2020	$112,351	$107,525	$82,521
2020	$144,946	$133,310	$95,602
2020	$151,286	$135,290	$101,138
2021	$161,537	$140,432	$108,707
2021	$163,116	$150,454	$118,804
2021	$185,016	$171,338	$127,455
2021	$183,362	$176,826	$127,928
2022	$148,386	$158,056	$121,679
2022	$121,482	$141,048	$114,060
2022	$119,776	$138,687	$109,953
2022	$117,369	$138,561	$113,532
2023	$117,350	$136,972	$111,660
2023	$132,695	$154,514	$116,250
2023	$144,089	$169,110	$126,168
2023	$148,935	$174,820	$127,864
2024	$173,330	$199,881	$143,595
2024	$175,649	$206,433	$148,426
2024	$188,977	$221,116	$159,186

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	31.15%	15.58%	14.22%
Russell 1000 Growth Index	30.75%	19.08%	16.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 45,226,000,000
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 37,434,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$45,226
Number of Portfolio Holdings	119
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$37,434

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Communication Services	16.2%
Consumer Discretionary	16.1%
Consumer Staples	1.0%
Financials	7.8%
Health Care	10.7%
Industrials	4.8%
Information Technology	40.2%
Materials	0.0%
Real Estate	1.8%
Other Assets and Liabilities—Net	1.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012210
Shareholder Report [Line Items]
Fund Name	U.S. Growth Fund
Class Name	Investor Shares
Trading Symbol	VWUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$37	0.32%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  Vanguard U.S. Growth Fund slightly outperformed its benchmark index for the 12 months ended August 31, 2024.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  In absolute terms, the information technology sector accounted for more than half the Fund’s return. With roughly 40% weighting in the portfolio, IT stocks returned about 42%. While other sectors also had impressive gains, none matched IT in weighting and return.

  Relative to the benchmark index, there was no specific sector that greatly enhanced or detracted from performance. Marginal underperformance by stock selection or by allocations in some sectors was offset by marginally better performance in other areas.

Line Graph [Table Text Block]
	Investor Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,541	$10,435	$10,300
2015	$11,019	$10,846	$10,593
2015	$11,149	$10,928	$10,679
2015	$10,796	$10,426	$10,029
2015	$11,372	$11,074	$10,557
2016	$10,436	$10,298	$9,753
2016	$11,197	$11,104	$10,691
2016	$11,540	$11,525	$11,167
2016	$11,251	$11,541	$11,427
2017	$12,088	$12,579	$12,314
2017	$13,003	$13,354	$12,579
2017	$13,760	$13,924	$12,958
2017	$14,730	$15,096	$13,974
2018	$15,750	$15,864	$14,313
2018	$16,188	$16,162	$14,477
2018	$17,563	$17,715	$15,584
2018	$16,395	$16,393	$14,742
2019	$17,032	$16,915	$15,028
2019	$17,041	$17,033	$14,828
2019	$18,213	$18,472	$15,775
2019	$19,394	$19,837	$17,008
2020	$19,556	$19,470	$16,045
2020	$22,314	$21,505	$16,504
2020	$28,779	$26,662	$19,120
2020	$30,031	$27,058	$20,228
2021	$32,060	$28,086	$21,741
2021	$32,367	$30,091	$23,761
2021	$36,699	$34,268	$25,491
2021	$36,363	$35,365	$25,586
2022	$29,420	$31,611	$24,336
2022	$24,079	$28,210	$22,812
2022	$23,736	$27,737	$21,991
2022	$23,251	$27,712	$22,706
2023	$23,244	$27,394	$22,332
2023	$26,276	$30,903	$23,250
2023	$28,527	$33,822	$25,234
2023	$29,478	$34,964	$25,573
2024	$34,295	$39,976	$28,719
2024	$34,750	$41,287	$29,685
2024	$37,374	$44,223	$31,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	31.01%	15.46%	14.09%
Russell 1000 Growth Index	30.75%	19.08%	16.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 45,226,000,000
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 37,434,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$45,226
Number of Portfolio Holdings	119
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$37,434

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Communication Services	16.2%
Consumer Discretionary	16.1%
Consumer Staples	1.0%
Financials	7.8%
Health Care	10.7%
Industrials	4.8%
Information Technology	40.2%
Materials	0.0%
Real Estate	1.8%
Other Assets and Liabilities—Net	1.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012229
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Admiral™ Shares
Trading Symbol	VWILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  Vanguard International Growth Fund lagged its benchmark index for the 12 months ended August 31, 2024.

  Global economic growth appeared relatively stable, in the low 3% range, during the 12 months, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The FTSE Global All Cap Index of stocks returned 23.01%.

  In absolute terms, the Fund’s stock selection in information technology, communication services, and financials made impressive double-digit gains and contributed most to returns. IT and communication services were also key factors in contributing favorably to performance relative to the benchmark, but they were more than offset by declines in other sectors, most notably health care.

  By region, the Fund’s overweighting in the U.S. relative to the benchmark and its stock selection within that market boosted performance. However, this was offset by lagging performance in other markets, particularly Europe.

Line Graph [Table Text Block]
	Admiral Shares	MSCI All Country World Index ex USA Net
2014	$50,000	$50,000
2014	$48,580	$47,449
2015	$49,191	$48,112
2015	$50,889	$48,949
2015	$44,841	$43,825
2015	$47,222	$43,977
2016	$41,826	$39,754
2016	$46,003	$43,373
2016	$48,909	$45,105
2016	$46,786	$43,964
2017	$50,822	$47,430
2017	$57,951	$51,285
2017	$62,885	$53,620
2017	$66,523	$56,095
2018	$70,241	$57,688
2018	$70,073	$56,246
2018	$69,890	$55,326
2018	$63,066	$51,540
2019	$66,399	$53,960
2019	$64,390	$52,725
2019	$66,747	$53,518
2019	$73,055	$57,311
2020	$73,174	$53,587
2020	$79,280	$50,915
2020	$102,663	$57,967
2020	$115,815	$62,769
2021	$126,182	$67,618
2021	$126,828	$72,694
2021	$133,476	$72,383
2021	$124,019	$68,507
2022	$104,114	$67,350
2022	$90,457	$63,675
2022	$84,806	$58,254
2022	$89,121	$60,373
2023	$90,392	$62,508
2023	$92,407	$62,780
2023	$93,222	$65,181
2023	$92,838	$65,965
2024	$100,795	$70,328
2024	$105,849	$73,291
2024	$108,792	$77,051

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	16.70%	10.26%	8.08%
MSCI All Country World Index ex USA Net	18.21%	7.56%	4.42%

AssetsNet	$ 45,177,000,000
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 47,847,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$45,177
Number of Portfolio Holdings	133
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$47,847

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Europe	42.7%
Asia	30.5%
North America	20.9%
South America	2.5%
Oceania	1.6%
Other Assets and Liabilities—Net	1.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012228
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Investor Shares
Trading Symbol	VWIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  Vanguard International Growth Fund lagged its benchmark index for the 12 months ended August 31, 2024.

  Global economic growth appeared relatively stable, in the low 3% range, during the 12 months, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The FTSE Global All Cap Index of stocks returned 23.01%.

  In absolute terms, the Fund’s stock selection in information technology, communication services, and financials made impressive double-digit gains and contributed most to returns. IT and communication services were also key factors in contributing favorably to performance relative to the benchmark, but they were more than offset by declines in other sectors, most notably health care.

  By region, the Fund’s overweighting in the U.S. relative to the benchmark and its stock selection within that market boosted performance. However, this was offset by lagging performance in other markets, particularly Europe.

Line Graph [Table Text Block]
	Investor Shares	MSCI All Country World Index ex USA Net
2014	$10,000	$10,000
2014	$9,710	$9,490
2015	$9,831	$9,622
2015	$10,166	$9,790
2015	$8,954	$8,765
2015	$9,426	$8,795
2016	$8,347	$7,951
2016	$9,179	$8,675
2016	$9,755	$9,021
2016	$9,328	$8,793
2017	$10,131	$9,486
2017	$11,548	$10,257
2017	$12,528	$10,724
2017	$13,247	$11,219
2018	$13,983	$11,538
2018	$13,943	$11,249
2018	$13,903	$11,065
2018	$12,540	$10,308
2019	$13,200	$10,792
2019	$12,797	$10,545
2019	$13,265	$10,704
2019	$14,512	$11,462
2020	$14,535	$10,717
2020	$15,740	$10,183
2020	$20,376	$11,593
2020	$22,981	$12,554
2021	$25,033	$13,524
2021	$25,155	$14,539
2021	$26,466	$14,477
2021	$24,582	$13,701
2022	$20,635	$13,470
2022	$17,921	$12,735
2022	$16,797	$11,651
2022	$17,644	$12,075
2023	$17,891	$12,502
2023	$18,286	$12,556
2023	$18,446	$13,036
2023	$18,363	$13,193
2024	$19,933	$14,066
2024	$20,924	$14,658
2024	$21,501	$15,410

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	16.57%	10.14%	7.96%
MSCI All Country World Index ex USA Net	18.21%	7.56%	4.42%

AssetsNet	$ 45,177,000,000
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 47,847,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$45,177
Number of Portfolio Holdings	133
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$47,847

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Europe	42.7%
Asia	30.5%
North America	20.9%
South America	2.5%
Oceania	1.6%
Other Assets and Liabilities—Net	1.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000209798
Shareholder Report [Line Items]
Fund Name	FTSE Social Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard FTSE Social Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, 10 of the 11 industry sectors posted double-digit returns. Financials and technology were the standout performers, each returning a little less than 40%. Utilities, real estate, and health care were also high up on the leaderboard. Energy, which represented a very small slice of the index, finished in negative territory.

Line Graph [Table Text Block]
	Admiral Shares	FTSE US Choice Index	FTSE USA Index
2/7/2019	$10,300	$10,302	$10,316
5/31/2019	$10,254	$10,258	$10,241
8/31/2019	$10,985	$10,991	$10,929
11/30/2019	$11,962	$11,975	$11,802
2/29/2020	$11,404	$11,420	$11,188
5/31/2020	$11,849	$11,865	$11,617
8/31/2020	$14,041	$14,066	$13,527
11/30/2020	$14,545	$14,574	$14,119
2/28/2021	$15,325	$15,358	$14,932
5/31/2021	$16,793	$16,835	$16,433
8/31/2021	$18,400	$18,457	$17,758
11/30/2021	$18,654	$18,718	$17,903
2/28/2022	$17,336	$17,398	$17,066
5/31/2022	$15,967	$16,031	$16,045
8/31/2022	$15,404	$15,472	$15,451
11/30/2022	$15,698	$15,772	$15,962
2/28/2023	$15,466	$15,540	$15,635
5/31/2023	$16,631	$16,718	$16,519
8/31/2023	$17,982	$18,083	$17,903
11/30/2023	$18,432	$18,536	$18,255
2/29/2024	$20,781	$20,905	$20,443
5/31/2024	$21,351	$21,484	$21,176
8/31/2024	$23,002	$23,153	$22,785

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/7/2019
Admiral Shares	27.91%	15.93%	16.15%
FTSE US Choice Index	28.03%	16.07%	16.29%
FTSE USA Index	27.27%	15.83%	15.96%

Material Change Date		Aug. 31, 2023
AssetsNet	$ 21,284,000,000
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 323,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$21,284
Number of Portfolio Holdings	461
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$323

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.4%
Consumer Discretionary	14.8%
Consumer Staples	4.5%
Energy	0.1%
Financials	10.1%
Health Care	13.1%
Industrials	9.1%
Real Estate	2.7%
Technology	41.1%
Telecommunications	2.4%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement; and to add screens to the methodology for the Fund's target index. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement; and to add screens to the methodology for the Fund's target index. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012204
Shareholder Report [Line Items]
Fund Name	FTSE Social Index Fund
Class Name	Institutional Shares
Trading Symbol	VFTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard FTSE Social Index Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  For the Fund’s benchmark index, 10 of the 11 industry sectors posted double-digit returns. Financials and technology were the standout performers, each returning a little less than 40%. Utilities, real estate, and health care were also high up on the leaderboard. Energy, which represented a very small slice of the index, finished in negative territory.

Line Graph [Table Text Block]
	Institutional Shares	FTSE US Choice Index	FTSE USA Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,254,902	$5,255,339	$5,170,173
2015	$5,425,523	$5,429,288	$5,295,519
2015	$5,485,145	$5,492,437	$5,333,899
2015	$5,167,165	$5,176,202	$5,014,393
2015	$5,434,928	$5,445,249	$5,296,170
2016	$4,977,614	$4,985,580	$4,923,594
2016	$5,442,018	$5,452,918	$5,385,410
2016	$5,688,517	$5,700,136	$5,610,007
2016	$5,795,358	$5,810,222	$5,713,996
2017	$6,296,885	$6,313,050	$6,177,992
2017	$6,460,877	$6,481,178	$6,339,669
2017	$6,696,439	$6,716,147	$6,535,667
2017	$7,245,669	$7,268,457	$7,028,582
2018	$7,465,141	$7,493,000	$7,244,721
2018	$7,520,358	$7,549,939	$7,263,248
2018	$8,125,709	$8,159,563	$7,815,873
2018	$7,759,073	$7,790,175	$7,459,325
2019	$7,892,568	$7,927,018	$7,581,135
2019	$7,855,847	$7,893,102	$7,525,829
2019	$8,416,821	$8,456,853	$8,031,712
2019	$9,168,525	$9,213,825	$8,672,946
2020	$8,741,402	$8,787,008	$8,222,247
2020	$9,081,076	$9,129,603	$8,537,183
2020	$10,762,053	$10,823,140	$9,940,590
2020	$11,149,075	$11,213,905	$10,375,852
2021	$11,745,924	$11,817,203	$10,973,235
2021	$12,870,776	$12,953,643	$12,076,451
2021	$14,107,775	$14,201,386	$13,049,980
2021	$14,303,048	$14,402,484	$13,156,353
2022	$13,291,085	$13,386,525	$12,541,221
2022	$12,244,802	$12,334,687	$11,791,231
2022	$11,814,596	$11,905,073	$11,354,959
2022	$12,040,204	$12,135,764	$11,729,975
2023	$11,860,105	$11,957,462	$11,489,775
2023	$12,750,986	$12,863,486	$12,139,847
2023	$13,789,131	$13,914,154	$13,156,655
2023	$14,135,145	$14,262,404	$13,415,247
2024	$15,935,617	$16,085,485	$15,023,493
2024	$16,377,347	$16,530,770	$15,562,204
2024	$17,643,130	$17,814,812	$16,744,193

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	27.95%	15.95%	13.44%
FTSE US Choice Index	28.03%	16.07%	13.55%
FTSE USA Index	27.27%	15.83%	12.85%

Material Change Date		Aug. 31, 2023
AssetsNet	$ 21,284,000,000
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 323,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$21,284
Number of Portfolio Holdings	461
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$323

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.4%
Consumer Discretionary	14.8%
Consumer Staples	4.5%
Energy	0.1%
Financials	10.1%
Health Care	13.1%
Industrials	9.1%
Real Estate	2.7%
Technology	41.1%
Telecommunications	2.4%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement; and to add screens to the methodology for the Fund's target index. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement; and to add screens to the methodology for the Fund's target index. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012209
Shareholder Report [Line Items]
Fund Name	Communication Services Index Fund
Class Name	ETF Shares
Trading Symbol	VOX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the reporting period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Meta Platforms (+77%), Alphabet (+20%), and Netflix (+62%) were the top contributors to the result of the Fund’s benchmark over the 12 months. They accounted for roughly 40% of the index at the end of the reporting period and added 20.8 percentage points to its total return.

  Comcast (–13%), Warner Bros. Discovery (–40%), and Charter Communications (–21%) were the top detractors.

  Sector-focused investments are high in risk, and Fund shareholders should not expect the performance of the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Communication Services Spliced Index	MSCI US Investable Market 2500 Index
2014	$10,000	$10,000	$10,000
2014	$10,168	$10,165	$10,308
2015	$10,276	$10,308	$10,605
2015	$10,223	$10,253	$10,695
2015	$9,728	$9,756	$10,044
2015	$10,133	$10,158	$10,581
2016	$10,630	$10,660	$9,776
2016	$11,190	$11,227	$10,721
2016	$11,590	$11,618	$11,198
2016	$11,544	$11,568	$11,458
2017	$12,102	$12,128	$12,351
2017	$11,737	$11,758	$12,621
2017	$11,777	$11,795	$12,996
2017	$11,662	$11,676	$14,012
2018	$11,169	$11,167	$14,355
2018	$10,697	$10,689	$14,519
2018	$11,365	$11,361	$15,631
2018	$10,638	$10,638	$14,787
2019	$10,830	$10,814	$15,082
2019	$11,033	$11,020	$14,880
2019	$11,532	$11,521	$15,838
2019	$12,207	$12,199	$17,085
2020	$11,860	$11,854	$16,107
2020	$12,434	$12,430	$16,574
2020	$14,432	$14,428	$19,239
2020	$15,427	$15,424	$20,353
2021	$17,236	$17,237	$21,845
2021	$18,604	$18,609	$23,914
2021	$20,169	$20,176	$25,701
2021	$17,897	$17,907	$25,828
2022	$16,236	$16,248	$24,615
2022	$14,003	$14,016	$23,094
2022	$12,784	$12,798	$22,284
2022	$12,094	$12,110	$23,028
2023	$12,400	$12,412	$22,652
2023	$13,889	$13,896	$23,601
2023	$15,017	$15,010	$25,629
2023	$15,416	$15,399	$25,976
2024	$17,685	$17,665	$29,140
2024	$18,539	$18,521	$30,148
2024	$19,315	$19,297	$32,332

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	28.62%	10.87%	6.80%
ETF Shares Market Price	28.48%	10.86%	6.80%
Communication Services Spliced Index	28.56%	10.87%	6.79%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 4,203,000,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 81,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$4,203
Number of Portfolio Holdings	121
Portfolio Turnover Rate	15%
Total Investment Advisory Fees (in thousands)	$81

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Diversified Telecommunication Services	10.9%
Entertainment	19.8%
Interactive Media & Services	48.9%
Media	16.7%
Other	0.0%
Wireless Telecommunication Services	3.4%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012208
Shareholder Report [Line Items]
Fund Name	Communication Services Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the reporting period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Meta Platforms (+77%), Alphabet (+20%), and Netflix (+62%) were the top contributors to the result of the Fund’s benchmark over the 12 months. They accounted for roughly 40% of the index at the end of the reporting period and added 20.8 percentage points to its total return.

  Comcast (–13%), Warner Bros. Discovery (–40%), and Charter Communications (–21%) were the top detractors.

  Sector-focused investments are high in risk, and Fund shareholders should not expect the performance of the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Line Graph [Table Text Block]
	Admiral Shares	Communication Services Spliced Index	MSCI US Investable Market 2500 Index
2014	$100,000	$100,000	$100,000
2014	$101,686	$101,654	$103,082
2015	$102,810	$103,080	$106,047
2015	$102,286	$102,531	$106,945
2015	$97,340	$97,561	$100,445
2015	$101,372	$101,579	$105,812
2016	$106,349	$106,603	$97,765
2016	$111,950	$112,271	$107,206
2016	$115,976	$116,176	$111,978
2016	$115,492	$115,685	$114,579
2017	$121,067	$121,282	$123,512
2017	$117,422	$117,584	$126,214
2017	$117,838	$117,946	$129,956
2017	$116,666	$116,762	$140,125
2018	$111,727	$111,668	$143,553
2018	$107,027	$106,894	$145,188
2018	$113,736	$113,613	$156,314
2018	$106,447	$106,379	$147,867
2019	$108,383	$108,138	$150,821
2019	$110,408	$110,204	$148,798
2019	$115,398	$115,211	$158,377
2019	$122,146	$121,995	$170,852
2020	$118,685	$118,539	$161,070
2020	$124,426	$124,298	$165,744
2020	$144,433	$144,281	$192,393
2020	$154,395	$154,239	$203,533
2021	$172,489	$172,368	$218,447
2021	$186,186	$186,094	$239,139
2021	$201,855	$201,758	$257,014
2021	$179,106	$179,070	$258,283
2022	$162,473	$162,482	$246,150
2022	$140,140	$140,161	$230,944
2022	$127,958	$127,984	$222,836
2022	$121,058	$121,097	$230,283
2023	$124,094	$124,117	$226,516
2023	$138,987	$138,955	$236,005
2023	$150,268	$150,101	$256,293
2023	$154,284	$153,994	$259,761
2024	$176,983	$176,653	$291,397
2024	$185,545	$185,212	$301,481
2024	$193,310	$192,971	$323,316

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	28.64%	10.87%	6.81%
Communication Services Spliced Index	28.56%	10.87%	6.79%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 4,203,000,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 81,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$4,203
Number of Portfolio Holdings	121
Portfolio Turnover Rate	15%
Total Investment Advisory Fees (in thousands)	$81

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Diversified Telecommunication Services	10.9%
Entertainment	19.8%
Interactive Media & Services	48.9%
Media	16.7%
Other	0.0%
Wireless Telecommunication Services	3.4%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012215
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Index Fund
Class Name	ETF Shares
Trading Symbol	VCR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the MSCI US Investable Market Consumer Discretionary 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the reporting period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Amazon (+29%) was by far the largest contributor to the 12-month result of the Fund’s benchmark, adding about 7 percentage points to that result. The company accounted for 21% of the index at the end of the reporting period. Home Depot (+14%) and MercadoLibre (+50%) were the next biggest contributors.

  Tesla (–17%), Faraday Future Intelligent Electric (–97%), and NIKE (–17%) were the top detractors.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Consumer Discretionary Spliced Index	MSCI US Investable Market 2500 Index
2014	$10,000	$10,000	$10,000
2014	$10,507	$10,511	$10,308
2015	$11,095	$11,103	$10,605
2015	$11,195	$11,205	$10,695
2015	$10,941	$10,954	$10,044
2015	$11,549	$11,564	$10,581
2016	$10,703	$10,717	$9,776
2016	$11,402	$11,420	$10,721
2016	$11,689	$11,712	$11,198
2016	$11,972	$11,996	$11,458
2017	$12,675	$12,701	$12,351
2017	$13,374	$13,404	$12,621
2017	$13,304	$13,336	$12,996
2017	$14,407	$14,444	$14,012
2018	$15,378	$15,419	$14,355
2018	$15,655	$15,700	$14,519
2018	$17,191	$17,249	$15,631
2018	$15,812	$15,865	$14,787
2019	$16,097	$16,152	$15,082
2019	$16,023	$16,083	$14,880
2019	$17,167	$17,234	$15,838
2019	$17,820	$17,892	$17,085
2020	$17,140	$17,212	$16,107
2020	$18,494	$18,578	$16,574
2020	$24,032	$24,147	$19,239
2020	$25,857	$25,981	$20,353
2021	$28,097	$28,232	$21,845
2021	$30,175	$30,330	$23,914
2021	$31,815	$31,986	$25,701
2021	$33,972	$34,160	$25,828
2022	$29,578	$29,747	$24,615
2022	$25,633	$25,786	$23,094
2022	$25,735	$25,892	$22,284
2022	$24,740	$24,897	$23,028
2023	$24,903	$25,063	$22,652
2023	$25,586	$25,753	$23,601
2023	$29,016	$29,210	$25,629
2023	$28,878	$29,076	$25,976
2024	$32,134	$32,362	$29,140
2024	$31,021	$31,246	$30,148
2024	$32,756	$32,999	$32,332

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	12.89%	13.79%	12.60%
ETF Shares Market Price	12.70%	13.78%	12.58%
Consumer Discretionary Spliced Index	12.97%	13.87%	12.68%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 6,140,000,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 120,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$6,140
Number of Portfolio Holdings	305
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$120

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Automobile Components	2.3%
Automobiles	13.7%
Broadline Retail	25.1%
Distributors	0.9%
Diversified Consumer Services	1.8%
Hotels, Restaurants & Leisure	21.8%
Household Durables	6.6%
Leisure Products	1.1%
Specialty Retail	21.8%
Textiles, Apparel & Luxury Goods	4.9%
Other Assets and Liabilities—Net	0.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012214
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VCDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the MSCI US Investable Market Consumer Discretionary 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the reporting period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Amazon (+29%) was by far the largest contributor to the 12-month result of the Fund’s benchmark, adding about 7 percentage points to that result. The company accounted for 21% of the index at the end of the reporting period. Home Depot (+14%) and MercadoLibre (+50%) were the next biggest contributors.

  Tesla (–17%), Faraday Future Intelligent Electric (–97%), and NIKE (–17%) were the top detractors.

Line Graph [Table Text Block]
	Admiral Shares	Consumer Discretionary Spliced Index	MSCI US Investable Market 2500 Index
2014	$100,000	$100,000	$100,000
2014	$105,080	$105,106	$103,082
2015	$110,965	$111,029	$106,047
2015	$111,963	$112,054	$106,945
2015	$109,425	$109,539	$100,445
2015	$115,514	$115,643	$105,812
2016	$107,038	$107,173	$97,765
2016	$114,045	$114,205	$107,206
2016	$116,903	$117,121	$111,978
2016	$119,738	$119,964	$114,579
2017	$126,765	$127,012	$123,512
2017	$133,749	$134,043	$126,214
2017	$133,050	$133,359	$129,956
2017	$144,110	$144,444	$140,125
2018	$153,807	$154,194	$143,553
2018	$156,574	$156,996	$145,188
2018	$171,947	$172,490	$156,314
2018	$158,140	$158,647	$147,867
2019	$160,989	$161,523	$150,821
2019	$160,263	$160,834	$148,798
2019	$171,708	$172,341	$158,377
2019	$178,236	$178,917	$170,852
2020	$171,432	$172,122	$161,070
2020	$184,991	$185,781	$165,744
2020	$240,401	$241,468	$192,393
2020	$258,638	$259,809	$203,533
2021	$281,050	$282,317	$218,447
2021	$301,839	$303,295	$239,139
2021	$318,258	$319,863	$257,014
2021	$339,823	$341,604	$258,283
2022	$295,857	$297,472	$246,150
2022	$256,384	$257,860	$230,944
2022	$257,427	$258,920	$222,836
2022	$247,497	$248,974	$230,283
2023	$249,110	$250,626	$226,516
2023	$255,939	$257,531	$236,005
2023	$290,239	$292,104	$256,293
2023	$288,872	$290,758	$259,761
2024	$321,457	$323,618	$291,397
2024	$310,319	$312,455	$301,481
2024	$327,685	$329,987	$323,316

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	12.90%	13.80%	12.60%
Consumer Discretionary Spliced Index	12.97%	13.87%	12.68%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 6,140,000,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 120,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$6,140
Number of Portfolio Holdings	305
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$120

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Automobile Components	2.3%
Automobiles	13.7%
Broadline Retail	25.1%
Distributors	0.9%
Diversified Consumer Services	1.8%
Hotels, Restaurants & Leisure	21.8%
Household Durables	6.6%
Leisure Products	1.1%
Specialty Retail	21.8%
Textiles, Apparel & Luxury Goods	4.9%
Other Assets and Liabilities—Net	0.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012217
Shareholder Report [Line Items]
Fund Name	Consumer Staples Index Fund
Class Name	ETF Shares
Trading Symbol	VDC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the MSCI US Investable Market Consumer Staples 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the reporting period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Costco Wholesale (+67%), Walmart (+44%), and Coca-Cola (+25%) were the top contributors to the result of the Fund’s benchmark. They accounted for nearly 29% of the index at the end of the reporting period and added 10.9 percentage points to its result.

  Estee Lauder (–42%), Walgreens Boots Alliance (–61%), and Archer-Daniels-Midland (–21%) were the top detractors.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Spliced U.S. Investable Market Consumer Staples 25/50 Index	MSCI US Investable Market 2500 Index
2014	$10,000	$10,000	$10,000
2014	$10,939	$10,943	$10,308
2015	$11,198	$11,209	$10,605
2015	$11,050	$11,063	$10,695
2015	$10,767	$10,783	$10,044
2015	$11,273	$11,285	$10,581
2016	$11,577	$11,593	$9,776
2016	$12,117	$12,137	$10,721
2016	$12,636	$12,662	$11,198
2016	$11,873	$11,897	$11,458
2017	$12,973	$13,003	$12,351
2017	$13,377	$13,411	$12,621
2017	$12,993	$13,029	$12,996
2017	$13,437	$13,477	$14,012
2018	$12,915	$12,954	$14,355
2018	$12,216	$12,257	$14,519
2018	$13,332	$13,378	$15,631
2018	$13,897	$13,949	$14,787
2019	$13,606	$13,660	$15,082
2019	$13,821	$13,879	$14,880
2019	$15,096	$15,164	$15,838
2019	$15,526	$15,599	$17,085
2020	$14,571	$14,643	$16,107
2020	$15,008	$15,087	$16,574
2020	$16,758	$16,850	$19,239
2020	$17,323	$17,424	$20,353
2021	$16,827	$16,929	$21,845
2021	$18,869	$18,990	$23,914
2021	$19,273	$19,403	$25,701
2021	$18,905	$19,037	$25,828
2022	$20,148	$20,294	$24,615
2022	$20,001	$20,148	$23,094
2022	$19,818	$19,969	$22,284
2022	$21,107	$21,274	$23,028
2023	$19,932	$20,088	$22,652
2023	$20,288	$20,449	$23,601
2023	$20,740	$20,906	$25,629
2023	$20,231	$20,398	$25,976
2024	$21,705	$21,889	$29,140
2024	$22,627	$22,821	$30,148
2024	$24,097	$24,308	$32,332

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.19%	9.81%	9.19%
ETF Shares Market Price	16.08%	9.79%	9.19%
Spliced U.S. Investable Market Consumer Staples 25/50 Index	16.27%	9.90%	9.29%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 8,605,000,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 158,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$8,605
Number of Portfolio Holdings	107
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$158

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Beverages	19.2%
Consumer Staples Distribution & Retail	33.2%
Food Products	16.3%
Household Products	19.4%
Personal Care Products	3.7%
Tobacco	8.1%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012216
Shareholder Report [Line Items]
Fund Name	Consumer Staples Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the MSCI US Investable Market Consumer Staples 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the reporting period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Costco Wholesale (+67%), Walmart (+44%), and Coca-Cola (+25%) were the top contributors to the result of the Fund’s benchmark. They accounted for nearly 29% of the index at the end of the reporting period and added 10.9 percentage points to its result.

  Estee Lauder (–42%), Walgreens Boots Alliance (–61%), and Archer-Daniels-Midland (–21%) were the top detractors.

Line Graph [Table Text Block]
	Admiral Shares	Spliced U.S. Investable Market Consumer Staples 25/50 Index	MSCI US Investable Market 2500 Index
2014	$100,000	$100,000	$100,000
2014	$109,404	$109,432	$103,082
2015	$112,040	$112,087	$106,047
2015	$110,557	$110,632	$106,945
2015	$107,731	$107,832	$100,445
2015	$112,785	$112,854	$105,812
2016	$115,834	$115,928	$97,765
2016	$121,246	$121,371	$107,206
2016	$126,446	$126,617	$111,978
2016	$118,794	$118,973	$114,579
2017	$129,803	$130,028	$123,512
2017	$133,838	$134,107	$126,214
2017	$130,003	$130,289	$129,956
2017	$134,430	$134,766	$140,125
2018	$129,198	$129,543	$143,553
2018	$122,221	$122,567	$145,188
2018	$133,374	$133,782	$156,314
2018	$139,032	$139,488	$147,867
2019	$136,130	$136,602	$150,821
2019	$138,283	$138,794	$148,798
2019	$151,037	$151,637	$158,377
2019	$155,347	$155,995	$170,852
2020	$145,789	$146,429	$161,070
2020	$150,187	$150,874	$165,744
2020	$167,694	$168,503	$192,393
2020	$173,350	$174,237	$203,533
2021	$168,397	$169,293	$218,447
2021	$188,850	$189,896	$239,139
2021	$192,915	$194,026	$257,014
2021	$189,222	$190,366	$258,283
2022	$201,668	$202,936	$246,150
2022	$200,205	$201,483	$230,944
2022	$198,414	$199,694	$222,836
2022	$211,329	$212,737	$230,283
2023	$199,542	$200,885	$226,516
2023	$203,118	$204,493	$236,005
2023	$207,647	$209,063	$256,293
2023	$202,544	$203,980	$259,761
2024	$217,326	$218,892	$291,397
2024	$226,553	$228,209	$301,481
2024	$241,266	$243,080	$323,316

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	16.19%	9.82%	9.21%
Spliced U.S. Investable Market Consumer Staples 25/50 Index	16.27%	9.90%	9.29%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 8,605,000,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 158,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$8,605
Number of Portfolio Holdings	107
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$158

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Beverages	19.2%
Consumer Staples Distribution & Retail	33.2%
Food Products	16.3%
Household Products	19.4%
Personal Care Products	3.7%
Tobacco	8.1%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012219
Shareholder Report [Line Items]
Fund Name	Energy Index Fund
Class Name	ETF Shares
Trading Symbol	VDE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the MSCI US Investable Market Energy 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the reporting period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Exxon Mobil (+10%), ONEOK (+49%), and Marathon Petroleum (+27%) were the top contributors to the result of the Fund's benchmark, contributing about 3.9 percentage points to that result. They accounted for about 29% of the index at the end of the reporting period.

  SLB (–24%), Chevron (–4%), and Halliburton (–18%) were the top detractors.

  The sizable gap between the total returns of the broad stock market and energy stocks during the reporting period highlight the high risk of sector-focused investments. Such gaps, both positive and negative, are common.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Spliced U.S. Investable Market Energy 25/50 Index	MSCI US Investable Market 2500 Index
2014	$10,000	$10,000	$10,000
2014	$8,028	$8,030	$10,308
2015	$7,986	$7,992	$10,605
2015	$7,959	$7,967	$10,695
2015	$6,730	$6,737	$10,044
2015	$6,908	$6,913	$10,581
2016	$5,782	$5,785	$9,776
2016	$6,934	$6,971	$10,721
2016	$7,122	$7,162	$11,198
2016	$7,789	$7,834	$11,458
2017	$7,459	$7,502	$12,351
2017	$6,839	$6,880	$12,621
2017	$6,584	$6,625	$12,996
2017	$7,353	$7,400	$14,012
2018	$7,131	$7,178	$14,355
2018	$8,260	$8,318	$14,519
2018	$8,169	$8,227	$15,631
2018	$7,158	$7,214	$14,787
2019	$7,067	$7,124	$15,082
2019	$6,378	$6,432	$14,880
2019	$6,180	$6,234	$15,838
2019	$6,318	$6,372	$17,085
2020	$5,082	$5,127	$16,107
2020	$4,332	$4,373	$16,574
2020	$4,087	$4,123	$19,239
2020	$4,306	$4,345	$20,353
2021	$5,822	$5,875	$21,845
2021	$6,422	$6,483	$23,914
2021	$6,051	$6,113	$25,701
2021	$6,894	$6,966	$25,828
2022	$8,945	$9,040	$24,615
2022	$11,138	$11,259	$23,094
2022	$10,533	$10,645	$22,284
2022	$12,001	$12,141	$23,028
2023	$11,086	$11,218	$22,652
2023	$10,157	$10,282	$23,601
2023	$12,061	$12,212	$25,629
2023	$11,547	$11,695	$25,976
2024	$11,807	$11,963	$29,140
2024	$12,929	$13,104	$30,148
2024	$12,708	$12,881	$32,332

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	5.37%	15.51%	2.43%
ETF Shares Market Price	5.40%	15.52%	2.43%
Spliced U.S. Investable Market Energy 25/50 Index	5.48%	15.62%	2.56%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 10,079,000,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 207,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$10,079
Number of Portfolio Holdings	117
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$207

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Coal & Consumable Fuels	0.6%
Integrated Oil & Gas	37.4%
Oil & Gas Drilling	1.2%
Oil & Gas Equipment & Services	10.1%
Oil & Gas Exploration & Production	26.7%
Oil & Gas Refining & Marketing	10.2%
Oil & Gas Storage & Transportation	13.3%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012218
Shareholder Report [Line Items]
Fund Name	Energy Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VENAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the MSCI US Investable Market Energy 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the reporting period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Exxon Mobil (+10%), ONEOK (+49%), and Marathon Petroleum (+27%) were the top contributors to the result of the Fund's benchmark, contributing about 3.9 percentage points to that result. They accounted for about 29% of the index at the end of the reporting period.

  SLB (–24%), Chevron (–4%), and Halliburton (–18%) were the top detractors.

  The sizable gap between the total returns of the broad stock market and energy stocks during the reporting period highlight the high risk of sector-focused investments. Such gaps, both positive and negative, are common.

Line Graph [Table Text Block]
	Admiral Shares	Spliced U.S. Investable Market Energy 25/50 Index	MSCI US Investable Market 2500 Index
2014	$100,000	$100,000	$100,000
2014	$80,284	$80,299	$103,082
2015	$79,889	$79,925	$106,047
2015	$79,631	$79,667	$106,945
2015	$67,338	$67,372	$100,445
2015	$69,092	$69,133	$105,812
2016	$57,848	$57,847	$97,765
2016	$69,379	$69,713	$107,206
2016	$71,264	$71,624	$111,978
2016	$77,927	$78,339	$114,579
2017	$74,614	$75,018	$123,512
2017	$68,412	$68,798	$126,214
2017	$65,875	$66,252	$129,956
2017	$73,561	$74,001	$140,125
2018	$71,350	$71,785	$143,553
2018	$82,644	$83,176	$145,188
2018	$81,727	$82,275	$156,314
2018	$71,625	$72,143	$147,867
2019	$70,708	$71,237	$150,821
2019	$63,821	$64,316	$148,798
2019	$61,841	$62,335	$158,377
2019	$63,205	$63,722	$170,852
2020	$50,852	$51,268	$161,070
2020	$43,388	$43,729	$165,744
2020	$40,928	$41,228	$192,393
2020	$43,135	$43,445	$203,533
2021	$58,311	$58,752	$218,447
2021	$64,332	$64,831	$239,139
2021	$60,646	$61,129	$257,014
2021	$69,075	$69,656	$258,283
2022	$89,648	$90,398	$246,150
2022	$111,626	$112,588	$230,944
2022	$105,508	$106,453	$222,836
2022	$120,286	$121,406	$230,283
2023	$111,123	$112,181	$226,516
2023	$101,813	$102,818	$236,005
2023	$120,893	$122,124	$256,293
2023	$115,759	$116,955	$259,761
2024	$118,379	$119,635	$291,397
2024	$129,630	$131,036	$301,481
2024	$127,409	$128,812	$323,316

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	5.39%	15.55%	2.45%
Spliced U.S. Investable Market Energy 25/50 Index	5.48%	15.62%	2.56%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 10,079,000,000
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 207,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$10,079
Number of Portfolio Holdings	117
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$207

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Coal & Consumable Fuels	0.6%
Integrated Oil & Gas	37.4%
Oil & Gas Drilling	1.2%
Oil & Gas Equipment & Services	10.1%
Oil & Gas Exploration & Production	26.7%
Oil & Gas Refining & Marketing	10.2%
Oil & Gas Storage & Transportation	13.3%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012221
Shareholder Report [Line Items]
Fund Name	Financials Index Fund
Class Name	ETF Shares
Trading Symbol	VFH
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the MSCI US Investable Market Financials 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the reporting period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  JPMorgan Chase (+58%), Berkshire Hathaway (+32%), and Bank of America (+45%) were the top contributors to the result of the Fund’s benchmark. They accounted for 21% of the index at the end of the reporting period and added 8.6 percentage points to its result.

  New York Community Bancorp (–70%), Global Payments (–12%), and Flywire (–48%) were the top detractors.

  Sector-focused investments are high in risk; Fund shareholders should not expect the performance of the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Spliced U.S. Investable Market Financials 25/50 Index	MSCI US Investable Market 2500 Index
2014	$10,000	$10,000	$10,000
2014	$10,434	$10,437	$10,308
2015	$10,546	$10,551	$10,605
2015	$10,688	$10,697	$10,695
2015	$10,263	$10,270	$10,044
2015	$10,837	$10,848	$10,581
2016	$9,431	$9,441	$9,776
2016	$10,689	$10,704	$10,721
2016	$11,180	$11,199	$11,198
2016	$12,660	$12,686	$11,458
2017	$13,851	$13,881	$12,351
2017	$13,180	$13,211	$12,621
2017	$13,936	$13,973	$12,996
2017	$15,598	$15,643	$14,012
2018	$16,279	$16,328	$14,355
2018	$15,668	$15,720	$14,519
2018	$16,326	$16,384	$15,631
2018	$15,465	$15,523	$14,787
2019	$15,447	$15,507	$15,082
2019	$15,117	$15,181	$14,880
2019	$15,697	$15,765	$15,838
2019	$17,582	$17,663	$17,085
2020	$15,620	$15,695	$16,107
2020	$13,633	$13,708	$16,574
2020	$14,640	$14,722	$19,239
2020	$16,514	$16,605	$20,353
2021	$19,426	$19,540	$21,845
2021	$22,753	$22,893	$23,914
2021	$23,170	$23,321	$25,701
2021	$23,201	$23,357	$25,828
2022	$23,413	$23,576	$24,615
2022	$21,567	$21,724	$23,094
2022	$20,291	$20,441	$22,284
2022	$22,245	$22,406	$23,028
2023	$22,104	$22,266	$22,652
2023	$19,446	$19,591	$23,601
2023	$21,361	$21,529	$25,629
2023	$22,385	$22,566	$25,976
2024	$25,396	$25,607	$29,140
2024	$26,256	$26,482	$30,148
2024	$28,942	$29,198	$32,332

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	35.49%	13.02%	11.21%
ETF Shares Market Price	35.52%	13.03%	11.21%
Spliced U.S. Investable Market Financials 25/50 Index	35.62%	13.12%	11.31%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 11,019,000,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 199,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$11,019
Number of Portfolio Holdings	406
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$199

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Banks	27.3%
Capital Markets	23.2%
Consumer Finance	4.3%
Financial Services	25.1%
Insurance	17.4%
Mortgage Real Estate Investment Trusts (REITs)	0.8%
Other Assets and Liabilities—Net	1.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012220
Shareholder Report [Line Items]
Fund Name	Financials Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the MSCI US Investable Market Financials 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the reporting period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  JPMorgan Chase (+58%), Berkshire Hathaway (+32%), and Bank of America (+45%) were the top contributors to the result of the Fund’s benchmark. They accounted for 21% of the index at the end of the reporting period and added 8.6 percentage points to its result.

  New York Community Bancorp (–70%), Global Payments (–12%), and Flywire (–48%) were the top detractors.

  Sector-focused investments are high in risk; Fund shareholders should not expect the performance of the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Line Graph [Table Text Block]
	Admiral Shares	Spliced U.S. Investable Market Financials 25/50 Index	MSCI US Investable Market 2500 Index
2014	$100,000	$100,000	$100,000
2014	$104,331	$104,366	$103,082
2015	$105,455	$105,510	$106,047
2015	$106,854	$106,968	$106,945
2015	$102,636	$102,697	$100,445
2015	$108,372	$108,479	$105,812
2016	$94,312	$94,413	$97,765
2016	$106,882	$107,041	$107,206
2016	$111,829	$111,986	$111,978
2016	$126,628	$126,864	$114,579
2017	$138,500	$138,807	$123,512
2017	$131,815	$132,106	$126,214
2017	$139,363	$139,729	$129,956
2017	$156,005	$156,435	$140,125
2018	$162,794	$163,283	$143,553
2018	$156,696	$157,196	$145,188
2018	$163,273	$163,845	$156,314
2018	$154,653	$155,232	$147,867
2019	$154,471	$155,075	$150,821
2019	$151,199	$151,805	$148,798
2019	$156,961	$157,652	$158,377
2019	$175,830	$176,628	$170,852
2020	$156,219	$156,946	$161,070
2020	$136,374	$137,078	$165,744
2020	$146,447	$147,217	$192,393
2020	$165,201	$166,049	$203,533
2021	$194,375	$195,401	$218,447
2021	$227,627	$228,931	$239,139
2021	$231,862	$233,209	$257,014
2021	$232,127	$233,573	$258,283
2022	$234,252	$235,760	$246,150
2022	$215,837	$217,236	$230,944
2022	$203,048	$204,409	$222,836
2022	$222,630	$224,063	$230,283
2023	$221,194	$222,663	$226,516
2023	$194,591	$195,915	$236,005
2023	$213,753	$215,292	$256,293
2023	$224,042	$225,659	$259,761
2024	$254,172	$256,073	$291,397
2024	$262,764	$264,815	$301,481
2024	$289,638	$291,981	$323,316

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	35.50%	13.03%	11.22%
Spliced U.S. Investable Market Financials 25/50 Index	35.62%	13.12%	11.31%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 11,019,000,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 199,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$11,019
Number of Portfolio Holdings	406
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$199

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Banks	27.3%
Capital Markets	23.2%
Consumer Finance	4.3%
Financial Services	25.1%
Insurance	17.4%
Mortgage Real Estate Investment Trusts (REITs)	0.8%
Other Assets and Liabilities—Net	1.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012223
Shareholder Report [Line Items]
Fund Name	Health Care Index Fund
Class Name	ETF Shares
Trading Symbol	VHT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the MSCI US Investable Market Health Care 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Eli Lilly (+74%), UnitedHealth Group (+26%), and AbbVie (+39%) were the top contributors to the result of the Fund’s benchmark. They accounted for about 25% of the index at the end of reporting period and added about 10 percentage points to its result.

  Pfizer (–13%), Bristol-Myers Squibb (–15%), and Humana (–23%) were the top detractors.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Spliced U.S. Investable Market Health Care 25/50 Index	MSCI US Investable Market 2500 Index
2014	$10,000	$10,000	$10,000
2014	$10,903	$10,898	$10,308
2015	$11,514	$11,513	$10,605
2015	$12,047	$12,048	$10,695
2015	$11,408	$11,412	$10,044
2015	$11,453	$11,454	$10,581
2016	$10,462	$10,463	$9,776
2016	$11,390	$11,394	$10,721
2016	$11,706	$11,711	$11,198
2016	$11,160	$11,168	$11,458
2017	$12,266	$12,277	$12,351
2017	$12,507	$12,520	$12,621
2017	$13,469	$13,486	$12,996
2017	$13,913	$13,933	$14,012
2018	$14,154	$14,177	$14,355
2018	$14,148	$14,173	$14,519
2018	$15,994	$16,024	$15,631
2018	$16,081	$16,114	$14,787
2019	$15,725	$15,762	$15,082
2019	$14,957	$14,992	$14,880
2019	$15,639	$15,678	$15,838
2019	$17,232	$17,276	$17,085
2020	$16,273	$16,317	$16,107
2020	$18,295	$18,345	$16,574
2020	$19,401	$19,455	$19,239
2020	$20,211	$20,272	$20,353
2021	$21,154	$21,221	$21,845
2021	$22,631	$22,710	$23,914
2021	$24,831	$24,924	$25,701
2021	$23,577	$23,670	$25,828
2022	$23,158	$23,256	$24,615
2022	$23,079	$23,180	$23,094
2022	$22,198	$22,301	$22,284
2022	$24,471	$24,592	$23,028
2023	$22,694	$22,808	$22,652
2023	$22,851	$22,971	$23,601
2023	$23,767	$23,897	$25,629
2023	$23,293	$23,426	$25,976
2024	$26,025	$26,179	$29,140
2024	$25,756	$25,916	$30,148
2024	$28,413	$28,596	$32,332

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	19.55%	12.68%	11.01%
ETF Shares Market Price	19.52%	12.69%	11.00%
Spliced U.S. Investable Market Health Care 25/50 Index	19.66%	12.77%	11.08%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 22,081,000,000
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 407,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$22,081
Number of Portfolio Holdings	430
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$407

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Biotechnology	19.1%
Health Care Equipment & Supplies	19.2%
Health Care Providers & Services	20.6%
Health Care Technology	0.7%
Life Sciences Tools & Services	10.6%
Pharmaceuticals	27.0%
Other Assets and Liabilities—Net	2.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012222
Shareholder Report [Line Items]
Fund Name	Health Care Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the MSCI US Investable Market Health Care 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Eli Lilly (+74%), UnitedHealth Group (+26%), and AbbVie (+39%) were the top contributors to the result of the Fund’s benchmark. They accounted for about 25% of the index at the end of reporting period and added about 10 percentage points to its result.

  Pfizer (–13%), Bristol-Myers Squibb (–15%), and Humana (–23%) were the top detractors.

Line Graph [Table Text Block]
	Admiral Shares	Spliced U.S. Investable Market Health Care 25/50 Index	MSCI US Investable Market 2500 Index
2014	$100,000	$100,000	$100,000
2014	$109,026	$108,978	$103,082
2015	$115,162	$115,130	$106,047
2015	$120,506	$120,482	$106,945
2015	$114,111	$114,123	$100,445
2015	$114,559	$114,544	$105,812
2016	$104,640	$104,630	$97,765
2016	$113,929	$113,936	$107,206
2016	$117,084	$117,114	$111,978
2016	$111,635	$111,682	$114,579
2017	$122,694	$122,767	$123,512
2017	$125,115	$125,199	$126,214
2017	$134,734	$134,860	$129,956
2017	$139,180	$139,335	$140,125
2018	$141,572	$141,768	$143,553
2018	$141,518	$141,731	$145,188
2018	$159,981	$160,236	$156,314
2018	$160,860	$161,141	$147,867
2019	$157,302	$157,616	$150,821
2019	$149,613	$149,915	$148,798
2019	$156,450	$156,778	$158,377
2019	$172,370	$172,758	$170,852
2020	$162,779	$163,172	$161,070
2020	$183,041	$183,446	$165,744
2020	$194,091	$194,554	$192,393
2020	$202,206	$202,718	$203,533
2021	$211,638	$212,209	$218,447
2021	$226,430	$227,097	$239,139
2021	$248,447	$249,237	$257,014
2021	$235,910	$236,695	$258,283
2022	$231,735	$232,555	$246,150
2022	$230,934	$231,798	$230,944
2022	$222,128	$223,011	$222,836
2022	$244,905	$245,918	$230,283
2023	$227,126	$228,079	$226,516
2023	$228,686	$229,712	$236,005
2023	$237,863	$238,967	$256,293
2023	$233,125	$234,263	$259,761
2024	$260,471	$261,790	$291,397
2024	$257,793	$259,157	$301,481
2024	$284,375	$285,959	$323,316

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	19.55%	12.69%	11.02%
Spliced U.S. Investable Market Health Care 25/50 Index	19.66%	12.77%	11.08%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 22,081,000,000
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 407,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$22,081
Number of Portfolio Holdings	430
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$407

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Biotechnology	19.1%
Health Care Equipment & Supplies	19.2%
Health Care Providers & Services	20.6%
Health Care Technology	0.7%
Life Sciences Tools & Services	10.6%
Pharmaceuticals	27.0%
Other Assets and Liabilities—Net	2.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012225
Shareholder Report [Line Items]
Fund Name	Industrials Index Fund
Class Name	ETF Shares
Trading Symbol	VIS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Industrials Index Fund performed roughly in line with the MSCI US Investable Market Industrials 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  GE Aerospace (+93%), Uber Technologies (+55%), and RTX (+47%) were the top contributors to the result of the Fund’s benchmark. They accounted for about 9% of the index at the end of the reporting period and added about 5 percentage points to its result.

  United Parcel Service (–21%), Boeing (–22%), and Deere (–5%) were the top detractors.

  Sector-focused investments are high in risk; Fund shareholders should not expect the performance of the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Spliced U.S. Investable Market Industrials 25/50 Index	MSCI US Investable Market 2500 Index
2014	$10,000	$10,000	$10,000
2014	$10,418	$10,421	$10,308
2015	$10,646	$10,656	$10,605
2015	$10,460	$10,472	$10,695
2015	$9,697	$9,710	$10,044
2015	$10,359	$10,370	$10,581
2016	$9,789	$9,802	$9,776
2016	$10,648	$10,664	$10,721
2016	$11,227	$11,245	$11,198
2016	$12,031	$12,051	$11,458
2017	$12,710	$12,732	$12,351
2017	$12,961	$12,987	$12,621
2017	$13,197	$13,223	$12,996
2017	$14,450	$14,486	$14,012
2018	$14,737	$14,777	$14,355
2018	$14,519	$14,562	$14,519
2018	$15,231	$15,279	$15,631
2018	$14,237	$14,284	$14,787
2019	$14,982	$15,036	$15,082
2019	$14,296	$14,351	$14,880
2019	$15,119	$15,180	$15,838
2019	$16,462	$16,534	$17,085
2020	$14,861	$14,930	$16,107
2020	$13,767	$13,838	$16,574
2020	$15,868	$15,955	$19,239
2020	$18,115	$18,217	$20,353
2021	$19,183	$19,297	$21,845
2021	$21,917	$22,053	$23,914
2021	$21,804	$21,945	$25,701
2021	$21,348	$21,491	$25,828
2022	$20,858	$21,003	$24,615
2022	$19,633	$19,774	$23,094
2022	$19,488	$19,632	$22,284
2022	$21,243	$21,408	$23,028
2023	$21,460	$21,626	$22,652
2023	$20,675	$20,841	$23,601
2023	$23,383	$23,576	$25,629
2023	$23,188	$23,384	$25,976
2024	$26,535	$26,767	$29,140
2024	$27,253	$27,496	$30,148
2024	$28,875	$29,138	$32,332

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	23.48%	13.82%	11.19%
ETF Shares Market Price	23.45%	13.82%	11.19%
Spliced U.S. Investable Market Industrials 25/50 Index	23.59%	13.93%	11.29%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 5,791,000,000
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 104,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$5,791
Number of Portfolio Holdings	387
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$104

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Aerospace & Defense	19.5%
Air Freight & Logistics	3.9%
Building Products	7.5%
Commercial Services & Supplies	8.1%
Construction & Engineering	3.0%
Electrical Equipment	8.3%
Ground Transportation	10.2%
Industrial Conglomerates	4.0%
Machinery	19.1%
Marine Transportation	0.2%
Passenger Airlines	1.5%
Professional Services	9.3%
Trading Companies & Distributors	5.3%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012224
Shareholder Report [Line Items]
Fund Name	Industrials Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Industrials Index Fund performed roughly in line with the MSCI US Investable Market Industrials 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  GE Aerospace (+93%), Uber Technologies (+55%), and RTX (+47%) were the top contributors to the result of the Fund’s benchmark. They accounted for about 9% of the index at the end of the reporting period and added about 5 percentage points to its result.

  United Parcel Service (–21%), Boeing (–22%), and Deere (–5%) were the top detractors.

  Sector-focused investments are high in risk; Fund shareholders should not expect the performance of the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Line Graph [Table Text Block]
	Admiral Shares	Spliced U.S. Investable Market Industrials 25/50 Index	MSCI US Investable Market 2500 Index
2014	$100,000	$100,000	$100,000
2014	$104,195	$104,214	$103,082
2015	$106,513	$106,564	$106,047
2015	$104,648	$104,722	$106,945
2015	$97,017	$97,102	$100,445
2015	$103,632	$103,703	$105,812
2016	$97,941	$98,017	$97,765
2016	$106,524	$106,644	$107,206
2016	$112,317	$112,453	$111,978
2016	$120,354	$120,507	$114,579
2017	$127,134	$127,324	$123,512
2017	$129,667	$129,866	$126,214
2017	$132,028	$132,227	$129,956
2017	$144,563	$144,855	$140,125
2018	$147,436	$147,766	$143,553
2018	$145,260	$145,621	$145,188
2018	$152,373	$152,792	$156,314
2018	$142,419	$142,836	$147,867
2019	$149,865	$150,355	$150,821
2019	$143,014	$143,506	$148,798
2019	$151,235	$151,805	$158,377
2019	$164,680	$165,335	$170,852
2020	$148,672	$149,302	$161,070
2020	$137,745	$138,382	$165,744
2020	$158,773	$159,546	$192,393
2020	$181,268	$182,174	$203,533
2021	$191,967	$192,967	$218,447
2021	$219,320	$220,532	$239,139
2021	$218,202	$219,450	$257,014
2021	$213,628	$214,907	$258,283
2022	$208,747	$210,028	$246,150
2022	$196,474	$197,744	$230,944
2022	$195,028	$196,323	$222,836
2022	$212,627	$214,076	$230,283
2023	$214,761	$216,263	$226,516
2023	$206,904	$208,413	$236,005
2023	$234,018	$235,756	$256,293
2023	$232,067	$233,840	$259,761
2024	$265,590	$267,673	$291,397
2024	$272,766	$274,955	$301,481
2024	$288,990	$291,381	$323,316

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	23.49%	13.83%	11.20%
Spliced U.S. Investable Market Industrials 25/50 Index	23.59%	13.93%	11.29%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 5,791,000,000
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 104,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$5,791
Number of Portfolio Holdings	387
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$104

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Aerospace & Defense	19.5%
Air Freight & Logistics	3.9%
Building Products	7.5%
Commercial Services & Supplies	8.1%
Construction & Engineering	3.0%
Electrical Equipment	8.3%
Ground Transportation	10.2%
Industrial Conglomerates	4.0%
Machinery	19.1%
Marine Transportation	0.2%
Passenger Airlines	1.5%
Professional Services	9.3%
Trading Companies & Distributors	5.3%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012227
Shareholder Report [Line Items]
Fund Name	Information Technology Index Fund
Class Name	ETF Shares
Trading Symbol	VGT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Information Technology Index Fund performed in line with the MSCI US Investable Market Information Technology 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  NVIDIA (+142%), Microsoft (+28%), and Apple (+23%) were the top contributors to the result of the Fund’s benchmark. They accounted for about 48% of the index at the end of the reporting period and added about 17.8 percentage points to its result.

  Cisco Systems (–9%), Intel (–36%), and SolarEdge (–85%) were the top detractors.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Information Technology Spliced Index	MSCI US Investable Market 2500 Index
2014	$10,000	$10,000	$10,000
2014	$10,552	$10,556	$10,308
2015	$10,882	$10,892	$10,605
2015	$11,016	$11,028	$10,695
2015	$10,205	$10,218	$10,044
2015	$11,241	$11,258	$10,581
2016	$10,207	$10,225	$9,776
2016	$11,164	$11,185	$10,721
2016	$11,989	$12,016	$11,198
2016	$12,279	$12,309	$11,458
2017	$13,628	$13,664	$12,351
2017	$14,889	$14,933	$12,621
2017	$15,578	$15,627	$12,996
2017	$17,061	$17,120	$14,012
2018	$18,367	$18,433	$14,355
2018	$18,988	$19,060	$14,519
2018	$21,111	$21,199	$15,631
2018	$19,092	$19,174	$14,787
2019	$20,255	$20,345	$15,082
2019	$20,452	$20,549	$14,880
2019	$22,525	$22,640	$15,838
2019	$24,994	$25,128	$17,085
2020	$24,994	$25,136	$16,107
2020	$27,795	$27,972	$16,574
2020	$35,077	$35,315	$19,239
2020	$35,846	$36,102	$20,353
2021	$38,235	$38,520	$21,845
2021	$39,971	$40,281	$23,914
2021	$45,880	$46,243	$25,701
2021	$48,212	$48,604	$25,828
2022	$43,628	$44,001	$24,615
2022	$39,058	$39,410	$23,094
2022	$37,851	$38,204	$22,284
2022	$37,823	$38,185	$23,028
2023	$38,357	$38,730	$22,652
2023	$45,496	$45,950	$23,601
2023	$48,629	$49,124	$25,629
2023	$50,611	$51,080	$25,976
2024	$56,879	$57,418	$29,140
2024	$58,721	$59,289	$30,148
2024	$63,207	$63,835	$32,332

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	29.98%	22.92%	20.25%
ETF Shares Market Price	29.93%	22.94%	20.25%
Information Technology Spliced Index	29.95%	23.04%	20.37%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 88,644,000,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 1,493,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$88,644
Number of Portfolio Holdings	320
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$1,493

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Communications Equipment	3.4%
Electronic Equipment, Instruments & Components	5.1%
IT Services	5.6%
Semiconductors & Semiconductor Equipment	32.9%
Software	34.8%
Technology Hardware, Storage & Peripherals	18.1%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012226
Shareholder Report [Line Items]
Fund Name	Information Technology Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Information Technology Index Fund performed in line with the MSCI US Investable Market Information Technology 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  NVIDIA (+142%), Microsoft (+28%), and Apple (+23%) were the top contributors to the result of the Fund’s benchmark. They accounted for about 48% of the index at the end of the reporting period and added about 17.8 percentage points to its result.

  Cisco Systems (–9%), Intel (–36%), and SolarEdge (–85%) were the top detractors.

Line Graph [Table Text Block]
	Admiral Shares	Information Technology Spliced Index	MSCI US Investable Market 2500 Index
2014	$100,000	$100,000	$100,000
2014	$105,527	$105,559	$103,082
2015	$108,865	$108,920	$106,047
2015	$110,209	$110,282	$106,945
2015	$102,086	$102,183	$100,445
2015	$112,445	$112,579	$105,812
2016	$102,123	$102,247	$97,765
2016	$111,683	$111,852	$107,206
2016	$119,939	$120,157	$111,978
2016	$122,839	$123,093	$114,579
2017	$136,343	$136,645	$123,512
2017	$148,956	$149,328	$126,214
2017	$155,845	$156,266	$129,956
2017	$170,700	$171,195	$140,125
2018	$183,763	$184,330	$143,553
2018	$189,968	$190,601	$145,188
2018	$211,229	$211,988	$156,314
2018	$191,020	$191,743	$147,867
2019	$202,647	$203,453	$150,821
2019	$204,633	$205,491	$148,798
2019	$225,375	$226,402	$158,377
2019	$250,089	$251,283	$170,852
2020	$250,088	$251,363	$161,070
2020	$278,185	$279,719	$165,744
2020	$351,083	$353,152	$192,393
2020	$358,769	$361,023	$203,533
2021	$382,686	$385,202	$218,447
2021	$400,091	$402,806	$239,139
2021	$459,236	$462,427	$257,014
2021	$482,563	$486,041	$258,283
2022	$436,664	$440,009	$246,150
2022	$390,931	$394,100	$230,944
2022	$378,868	$382,038	$222,836
2022	$378,592	$381,852	$230,283
2023	$383,897	$387,297	$226,516
2023	$455,361	$459,499	$236,005
2023	$486,717	$491,242	$256,293
2023	$506,568	$510,795	$259,761
2024	$569,310	$574,176	$291,397
2024	$587,741	$592,892	$301,481
2024	$632,635	$638,355	$323,316

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	29.98%	22.93%	20.26%
Information Technology Spliced Index	29.95%	23.04%	20.37%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 88,644,000,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 1,493,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$88,644
Number of Portfolio Holdings	320
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$1,493

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Communications Equipment	3.4%
Electronic Equipment, Instruments & Components	5.1%
IT Services	5.6%
Semiconductors & Semiconductor Equipment	32.9%
Software	34.8%
Technology Hardware, Storage & Peripherals	18.1%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012206
Shareholder Report [Line Items]
Fund Name	Materials Index Fund
Class Name	ETF Shares
Trading Symbol	VAW
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Materials Index Fund performed roughly in line with the MSCI US Investable Market Materials 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Linde (+25%), Sherwin-Williams (+37%), and Ecolab (+39%) were the top contributors to the result of the Fund’s benchmark. They accounted for about 27% of the index at the end of the reporting period and added about 8.1 percentage points to its result.

  Albemarle (–54%) and Air Products and Chemicals (–3%) were the top detractors.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Spliced U.S. Investable Market Materials 25/50 Index	MSCI US Investable Market 2500 Index
2014	$10,000	$10,000	$10,000
2014	$9,656	$9,658	$10,308
2015	$10,105	$10,114	$10,605
2015	$10,009	$10,020	$10,695
2015	$8,644	$8,655	$10,044
2015	$9,071	$9,082	$10,581
2016	$8,291	$8,303	$9,776
2016	$9,510	$9,526	$10,721
2016	$10,012	$10,031	$11,198
2016	$10,514	$10,541	$11,458
2017	$11,123	$11,148	$12,351
2017	$11,219	$11,247	$12,621
2017	$11,720	$11,752	$12,996
2017	$12,744	$12,762	$14,012
2018	$12,765	$12,787	$14,355
2018	$12,647	$12,672	$14,519
2018	$12,882	$12,909	$15,631
2018	$11,658	$11,681	$14,787
2019	$11,940	$11,967	$15,082
2019	$11,209	$11,239	$14,880
2019	$12,014	$12,057	$15,838
2019	$12,879	$12,928	$17,085
2020	$11,284	$11,329	$16,107
2020	$11,822	$11,872	$16,574
2020	$13,470	$13,530	$19,239
2020	$15,272	$15,345	$20,353
2021	$16,156	$16,237	$21,845
2021	$19,349	$19,450	$23,914
2021	$18,992	$19,098	$25,701
2021	$18,788	$18,897	$25,828
2022	$18,855	$18,971	$24,615
2022	$19,345	$19,469	$23,094
2022	$17,178	$17,290	$22,284
2022	$18,806	$18,936	$23,028
2023	$18,963	$19,094	$22,652
2023	$17,285	$17,410	$23,601
2023	$19,254	$19,398	$25,629
2023	$19,120	$19,269	$25,976
2024	$20,557	$20,723	$29,140
2024	$21,560	$21,738	$30,148
2024	$22,157	$22,345	$32,332

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	15.08%	13.02%	8.28%
ETF Shares Market Price	14.98%	13.01%	8.27%
Spliced U.S. Investable Market Materials 25/50 Index	15.19%	13.13%	8.37%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 4,276,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 79,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$4,276
Number of Portfolio Holdings	123
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$79

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Chemicals	57.5%
Construction Materials	10.3%
Containers & Packaging	12.1%
Metals & Mining	19.2%
Paper & Forest Products	0.7%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012205
Shareholder Report [Line Items]
Fund Name	Materials Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Materials Index Fund performed roughly in line with the MSCI US Investable Market Materials 25/50 Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Linde (+25%), Sherwin-Williams (+37%), and Ecolab (+39%) were the top contributors to the result of the Fund’s benchmark. They accounted for about 27% of the index at the end of the reporting period and added about 8.1 percentage points to its result.

  Albemarle (–54%) and Air Products and Chemicals (–3%) were the top detractors.

Line Graph [Table Text Block]
	Admiral Shares	Spliced U.S. Investable Market Materials 25/50 Index	MSCI US Investable Market 2500 Index
2014	$100,000	$100,000	$100,000
2014	$96,559	$96,585	$103,082
2015	$101,088	$101,141	$106,047
2015	$100,120	$100,202	$106,945
2015	$86,461	$86,552	$100,445
2015	$90,709	$90,817	$105,812
2016	$82,926	$83,034	$97,765
2016	$95,097	$95,264	$107,206
2016	$100,122	$100,311	$111,978
2016	$105,142	$105,406	$114,579
2017	$111,242	$111,482	$123,512
2017	$112,192	$112,466	$126,214
2017	$117,201	$117,525	$129,956
2017	$127,435	$127,623	$140,125
2018	$127,638	$127,873	$143,553
2018	$126,468	$126,719	$145,188
2018	$128,820	$129,089	$156,314
2018	$116,560	$116,812	$147,867
2019	$119,371	$119,666	$150,821
2019	$112,078	$112,387	$148,798
2019	$120,131	$120,574	$158,377
2019	$128,783	$129,281	$170,852
2020	$112,836	$113,289	$161,070
2020	$118,224	$118,724	$165,744
2020	$134,712	$135,303	$192,393
2020	$152,747	$153,452	$203,533
2021	$161,604	$162,374	$218,447
2021	$193,539	$194,503	$239,139
2021	$190,000	$190,982	$257,014
2021	$187,952	$188,972	$258,283
2022	$188,630	$189,711	$246,150
2022	$193,543	$194,691	$230,944
2022	$171,837	$172,898	$222,836
2022	$188,156	$189,356	$230,283
2023	$189,692	$190,944	$226,516
2023	$172,924	$174,097	$236,005
2023	$192,629	$193,984	$256,293
2023	$191,289	$192,687	$259,761
2024	$205,684	$207,232	$291,397
2024	$215,718	$217,379	$301,481
2024	$221,691	$223,450	$323,316

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	15.09%	13.04%	8.29%
Spliced U.S. Investable Market Materials 25/50 Index	15.19%	13.13%	8.37%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 4,276,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 79,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$4,276
Number of Portfolio Holdings	123
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$79

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Chemicals	57.5%
Construction Materials	10.3%
Containers & Packaging	12.1%
Metals & Mining	19.2%
Paper & Forest Products	0.7%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012213
Shareholder Report [Line Items]
Fund Name	Utilities Index Fund
Class Name	ETF Shares
Trading Symbol	VPU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Constellation Energy (+90%), NextEra Energy (+24%), and Southern (+32%) were the top contributors to the result of the Fund’s benchmark over the 12 months. They accounted for about 25% of the index’s weighting at the end of the reporting period and added about 8.6 percentage points to its result.

  NextEra Energy Partners (–43%), Exelon (–1%), and Sunnova Energy (–20%) were the top detractors.

  Sector-focused investments are high in risk, and Fund shareholders should not expect the performance of the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Spliced U.S. Investable Market Utilities 25/50 Index	MSCI US Investable Market 2500 Index
2014	$10,000	$10,000	$10,000
2014	$10,634	$10,635	$10,308
2015	$10,570	$10,577	$10,605
2015	$10,469	$10,478	$10,695
2015	$9,998	$10,010	$10,044
2015	$10,248	$10,256	$10,581
2016	$11,153	$11,163	$9,776
2016	$12,025	$12,039	$10,721
2016	$12,138	$12,158	$11,198
2016	$11,745	$11,766	$11,458
2017	$13,069	$13,090	$12,351
2017	$13,683	$13,708	$12,621
2017	$14,114	$14,142	$12,996
2017	$14,710	$14,741	$14,012
2018	$12,857	$12,887	$14,355
2018	$13,660	$13,696	$14,519
2018	$14,403	$14,443	$15,631
2018	$15,078	$15,124	$14,787
2019	$15,568	$15,616	$15,082
2019	$16,005	$16,058	$14,880
2019	$17,309	$17,370	$15,838
2019	$17,492	$17,559	$17,085
2020	$17,220	$17,293	$16,107
2020	$16,673	$16,747	$16,574
2020	$16,603	$16,681	$19,239
2020	$17,741	$17,829	$20,353
2021	$16,737	$16,825	$21,845
2021	$18,715	$18,818	$23,914
2021	$19,789	$19,905	$25,701
2021	$19,206	$19,327	$25,828
2022	$19,932	$20,062	$24,615
2022	$21,867	$22,018	$23,094
2022	$22,001	$22,162	$22,284
2022	$21,436	$21,600	$23,028
2023	$19,711	$19,865	$22,652
2023	$19,729	$19,893	$23,601
2023	$19,195	$19,359	$25,629
2023	$19,200	$19,365	$25,976
2024	$19,286	$19,459	$29,140
2024	$22,759	$22,970	$30,148
2024	$24,052	$24,281	$32,332

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	25.31%	6.80%	9.17%
ETF Shares Market Price	25.35%	6.81%	9.18%
Spliced U.S. Investable Market Utilities 25/50 Index	25.43%	6.93%	9.28%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 7,996,000,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 132,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$7,996
Number of Portfolio Holdings	70
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$132

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Electric Utilities	62.7%
Gas Utilities	4.0%
Independent Power and Renewable Electricity Producers	4.2%
Multi-Utilities	24.9%
Water Utilities	3.8%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012212
Shareholder Report [Line Items]
Fund Name	Utilities Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VUIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Constellation Energy (+90%), NextEra Energy (+24%), and Southern (+32%) were the top contributors to the result of the Fund’s benchmark over the 12 months. They accounted for about 25% of the index’s weighting at the end of the reporting period and added about 8.6 percentage points to its result.

  NextEra Energy Partners (–43%), Exelon (–1%), and Sunnova Energy (–20%) were the top detractors.

  Sector-focused investments are high in risk, and Fund shareholders should not expect the performance of the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Line Graph [Table Text Block]
	Admiral Shares	Spliced U.S. Investable Market Utilities 25/50 Index	MSCI US Investable Market 2500 Index
2014	$100,000	$100,000	$100,000
2014	$106,315	$106,354	$103,082
2015	$105,698	$105,769	$106,047
2015	$104,686	$104,780	$106,945
2015	$99,990	$100,098	$100,445
2015	$102,493	$102,562	$105,812
2016	$111,551	$111,631	$97,765
2016	$120,271	$120,392	$107,206
2016	$121,411	$121,576	$111,978
2016	$117,464	$117,661	$114,579
2017	$130,675	$130,899	$123,512
2017	$136,813	$137,075	$126,214
2017	$141,130	$141,421	$129,956
2017	$147,075	$147,409	$140,125
2018	$128,568	$128,875	$143,553
2018	$136,607	$136,963	$145,188
2018	$144,012	$144,430	$156,314
2018	$150,772	$151,240	$147,867
2019	$155,668	$156,164	$150,821
2019	$160,043	$160,579	$148,798
2019	$173,086	$173,699	$158,377
2019	$174,925	$175,589	$170,852
2020	$172,232	$172,928	$161,070
2020	$166,764	$167,470	$165,744
2020	$166,070	$166,808	$192,393
2020	$177,463	$178,289	$203,533
2021	$167,443	$168,252	$218,447
2021	$187,231	$188,180	$239,139
2021	$197,990	$199,055	$257,014
2021	$192,206	$193,270	$258,283
2022	$199,463	$200,621	$246,150
2022	$218,847	$220,176	$230,944
2022	$220,198	$221,618	$222,836
2022	$214,580	$216,002	$230,283
2023	$197,291	$198,653	$226,516
2023	$197,523	$198,934	$236,005
2023	$192,177	$193,587	$256,293
2023	$192,187	$193,653	$259,761
2024	$193,058	$194,589	$291,397
2024	$227,830	$229,703	$301,481
2024	$240,770	$242,811	$323,316

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	25.29%	6.82%	9.18%
Spliced U.S. Investable Market Utilities 25/50 Index	25.43%	6.93%	9.28%
MSCI US Investable Market 2500 Index	26.15%	15.34%	12.45%

AssetsNet	$ 7,996,000,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 132,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$7,996
Number of Portfolio Holdings	70
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$132

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Electric Utilities	62.7%
Gas Utilities	4.0%
Independent Power and Renewable Electricity Producers	4.2%
Multi-Utilities	24.9%
Water Utilities	3.8%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055210
Shareholder Report [Line Items]
Fund Name	Mega Cap Index Fund
Class Name	ETF Shares
Trading Symbol	MGC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Mega Cap Index Fund closely tracked the return of its benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.

  For the Fund’s benchmark, all 11 industry sectors posted positive returns, with technology stocks contributing by far the most to performance. Financials, consumer discretionary, and health care also were among the top performers.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Mega Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,361	$10,362	$10,300
2015	$10,575	$10,582	$10,593
2015	$10,636	$10,645	$10,679
2015	$9,996	$10,005	$10,029
2015	$10,631	$10,642	$10,557
2016	$9,925	$9,937	$9,753
2016	$10,812	$10,827	$10,691
2016	$11,256	$11,272	$11,167
2016	$11,463	$11,481	$11,427
2017	$12,418	$12,440	$12,314
2017	$12,755	$12,779	$12,579
2017	$13,171	$13,198	$12,958
2017	$14,188	$14,216	$13,974
2018	$14,669	$14,700	$14,313
2018	$14,659	$14,691	$14,477
2018	$15,838	$15,874	$15,584
2018	$15,196	$15,230	$14,742
2019	$15,377	$15,412	$15,028
2019	$15,284	$15,319	$14,828
2019	$16,355	$16,395	$15,775
2019	$17,680	$17,726	$17,008
2020	$16,814	$16,859	$16,045
2020	$17,592	$17,646	$16,504
2020	$20,630	$20,698	$19,120
2020	$21,282	$21,354	$20,228
2021	$22,365	$22,443	$21,741
2021	$24,677	$24,767	$23,761
2021	$26,806	$26,909	$25,491
2021	$27,143	$27,250	$25,586
2022	$25,803	$25,907	$24,336
2022	$24,198	$24,300	$22,812
2022	$23,298	$23,400	$21,991
2022	$24,024	$24,136	$22,706
2023	$23,419	$23,532	$22,332
2023	$25,312	$25,440	$23,250
2023	$27,442	$27,584	$25,234
2023	$28,136	$28,274	$25,573
2024	$31,585	$31,744	$28,719
2024	$32,831	$33,004	$29,685
2024	$35,386	$35,578	$31,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	28.95%	16.69%	13.47%
ETF Shares Market Price	28.82%	16.69%	13.46%
CRSP US Mega Cap Index	28.98%	16.76%	13.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

Material Change Date		Aug. 31, 2023
AssetsNet	$ 6,278,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 109,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$6,278
Number of Portfolio Holdings	200
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$109

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.1%
Consumer Discretionary	13.4%
Consumer Staples	4.4%
Energy	3.3%
Financials	10.3%
Health Care	12.3%
Industrials	9.5%
Real Estate	1.1%
Technology	40.6%
Telecommunications	2.2%
Utilities	1.5%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055209
Shareholder Report [Line Items]
Fund Name	Mega Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VMCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Mega Cap Index Fund closely tracked the return of its benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.

  For the Fund’s benchmark, all 11 industry sectors posted positive returns, with technology stocks contributing by far the most to performance. Financials, consumer discretionary, and health care also were among the top performers.

Line Graph [Table Text Block]
	Institutional Shares	CRSP US Mega Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,180,490	$5,181,190	$5,149,970
2015	$5,289,483	$5,291,094	$5,296,387
2015	$5,320,052	$5,322,432	$5,339,270
2015	$4,999,693	$5,002,433	$5,014,635
2015	$5,318,506	$5,321,216	$5,278,715
2016	$4,965,332	$4,968,685	$4,876,502
2016	$5,409,627	$5,413,720	$5,345,687
2016	$5,631,226	$5,636,148	$5,583,250
2016	$5,734,750	$5,740,481	$5,713,465
2017	$6,212,847	$6,219,791	$6,157,003
2017	$6,381,519	$6,389,285	$6,289,526
2017	$6,589,834	$6,598,809	$6,479,153
2017	$7,098,797	$7,108,067	$6,986,758
2018	$7,339,533	$7,350,050	$7,156,448
2018	$7,334,290	$7,345,367	$7,238,490
2018	$7,924,702	$7,937,207	$7,791,807
2018	$7,603,493	$7,615,173	$7,370,849
2019	$7,693,098	$7,706,044	$7,513,886
2019	$7,646,447	$7,659,626	$7,413,868
2019	$8,182,491	$8,197,341	$7,887,636
2019	$8,845,521	$8,862,801	$8,503,993
2020	$8,412,501	$8,429,744	$8,022,485
2020	$8,804,493	$8,822,899	$8,252,119
2020	$10,325,572	$10,348,757	$9,560,204
2020	$10,652,560	$10,677,136	$10,113,778
2021	$11,194,953	$11,221,347	$10,870,677
2021	$12,353,650	$12,383,435	$11,880,373
2021	$13,419,843	$13,454,538	$12,745,499
2021	$13,588,800	$13,625,186	$12,792,805
2022	$12,918,884	$12,953,601	$12,167,896
2022	$12,115,780	$12,149,972	$11,405,976
2022	$11,665,608	$11,700,047	$10,995,291
2022	$12,030,965	$12,068,037	$11,353,208
2023	$11,727,725	$11,765,869	$11,166,029
2023	$12,676,047	$12,720,151	$11,625,045
2023	$13,742,745	$13,791,779	$12,616,765
2023	$14,089,617	$14,136,785	$12,786,375
2024	$15,817,724	$15,872,228	$14,359,475
2024	$16,442,344	$16,502,050	$14,842,617
2024	$17,721,905	$17,789,032	$15,918,555

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	28.95%	16.71%	13.49%
CRSP US Mega Cap Index	28.98%	16.76%	13.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

Material Change Date		Aug. 31, 2023
AssetsNet	$ 6,278,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 109,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$6,278
Number of Portfolio Holdings	200
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$109

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.1%
Consumer Discretionary	13.4%
Consumer Staples	4.4%
Energy	3.3%
Financials	10.3%
Health Care	12.3%
Industrials	9.5%
Real Estate	1.1%
Technology	40.6%
Telecommunications	2.2%
Utilities	1.5%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055216
Shareholder Report [Line Items]
Fund Name	Mega Cap Growth Index Fund
Class Name	ETF Shares
Trading Symbol	MGK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mega Cap Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Mega Cap Growth Index Fund closely tracked the return of its benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.

  For the Fund’s benchmark, eight of 10 industry sectors posted positive results for the 12 months. Technology stocks—with the largest weighting and a strong return—contributed by far the most to performance. Consumer discretionary and health care also were among the top performers.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Mega Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,455	$10,457	$10,300
2015	$10,827	$10,833	$10,593
2015	$10,805	$10,813	$10,679
2015	$10,270	$10,281	$10,029
2015	$10,983	$10,997	$10,557
2016	$10,060	$10,073	$9,753
2016	$10,919	$10,935	$10,691
2016	$11,326	$11,342	$11,166
2016	$11,266	$11,284	$11,427
2017	$12,387	$12,409	$12,314
2017	$13,260	$13,288	$12,579
2017	$13,723	$13,754	$12,958
2017	$14,635	$14,669	$13,974
2018	$15,423	$15,462	$14,313
2018	$15,692	$15,730	$14,477
2018	$17,069	$17,113	$15,584
2018	$15,679	$15,717	$14,742
2019	$16,148	$16,190	$15,028
2019	$16,326	$16,371	$14,828
2019	$17,806	$17,861	$15,775
2019	$19,087	$19,147	$17,008
2020	$19,099	$19,163	$16,045
2020	$21,123	$21,197	$16,504
2020	$26,682	$26,779	$19,120
2020	$26,737	$26,838	$20,228
2021	$27,616	$27,725	$21,741
2021	$29,859	$29,982	$23,761
2021	$33,994	$34,140	$25,491
2021	$35,118	$35,274	$25,586
2022	$30,948	$31,091	$24,336
2022	$27,319	$27,448	$22,812
2022	$26,829	$26,960	$21,991
2022	$26,047	$26,179	$22,706
2023	$25,920	$26,055	$22,332
2023	$30,478	$30,643	$23,250
2023	$33,374	$33,560	$25,234
2023	$34,704	$34,902	$25,573
2024	$39,479	$39,713	$28,719
2024	$40,626	$40,873	$29,685
2024	$43,773	$44,049	$31,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	31.16%	19.71%	15.91%
ETF Shares Market Price	31.03%	19.71%	15.90%
CRSP US Mega Cap Growth Index	31.25%	19.79%	15.98%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 22,038,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 371,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$22,038
Number of Portfolio Holdings	75
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$371

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.1%
Consumer Discretionary	18.8%
Consumer Staples	0.3%
Energy	0.3%
Financials	2.0%
Health Care	7.2%
Industrials	6.6%
Real Estate	1.1%
Technology	61.3%
Telecommunications	1.1%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055215
Shareholder Report [Line Items]
Fund Name	Mega Cap Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mega Cap Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Mega Cap Growth Index Fund closely tracked the return of its benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.

  For the Fund’s benchmark, eight of 10 industry sectors posted positive results for the 12 months. Technology stocks—with the largest weighting and a strong return—contributed by far the most to performance. Consumer discretionary and health care also were among the top performers.

Line Graph [Table Text Block]
	Institutional Shares	CRSP US Mega Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,227,323	$5,228,590	$5,149,970
2015	$5,414,360	$5,416,706	$5,296,387
2015	$5,402,943	$5,406,470	$5,339,270
2015	$5,135,733	$5,140,467	$5,014,635
2015	$5,492,282	$5,498,453	$5,278,715
2016	$5,030,277	$5,036,413	$4,876,502
2016	$5,460,202	$5,467,419	$5,345,687
2016	$5,663,561	$5,671,150	$5,583,250
2016	$5,634,257	$5,641,896	$5,713,465
2017	$6,195,085	$6,204,674	$6,157,003
2017	$6,632,081	$6,643,973	$6,289,526
2017	$6,864,092	$6,877,026	$6,479,153
2017	$7,320,137	$7,334,392	$6,986,758
2018	$7,714,800	$7,730,981	$7,156,448
2018	$7,848,398	$7,865,051	$7,238,490
2018	$8,537,905	$8,556,424	$7,791,807
2018	$7,843,245	$7,858,581	$7,370,849
2019	$8,077,609	$8,094,931	$7,513,886
2019	$8,166,661	$8,185,519	$7,413,868
2019	$8,908,027	$8,930,368	$7,887,636
2019	$9,548,724	$9,573,611	$8,503,993
2020	$9,555,187	$9,581,327	$8,022,485
2020	$10,568,948	$10,598,720	$8,252,119
2020	$13,350,332	$13,389,688	$9,560,204
2020	$13,378,542	$13,419,160	$10,113,778
2021	$13,818,895	$13,862,503	$10,870,677
2021	$14,942,417	$14,991,081	$11,880,373
2021	$17,011,937	$17,070,052	$12,745,499
2021	$17,574,925	$17,637,087	$12,792,805
2022	$15,488,851	$15,545,282	$12,167,896
2022	$13,672,832	$13,723,798	$11,405,976
2022	$13,428,139	$13,480,009	$10,995,291
2022	$13,037,389	$13,089,414	$11,353,208
2023	$12,974,163	$13,027,537	$11,166,029
2023	$15,256,096	$15,321,256	$11,625,045
2023	$16,706,045	$16,779,984	$12,616,765
2023	$17,371,468	$17,451,243	$12,786,375
2024	$19,762,500	$19,856,298	$14,359,475
2024	$20,337,372	$20,436,460	$14,842,617
2024	$21,913,763	$22,024,468	$15,918,555

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	31.17%	19.73%	15.92%
CRSP US Mega Cap Growth Index	31.25%	19.79%	15.98%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 22,038,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 371,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$22,038
Number of Portfolio Holdings	75
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$371

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.1%
Consumer Discretionary	18.8%
Consumer Staples	0.3%
Energy	0.3%
Financials	2.0%
Health Care	7.2%
Industrials	6.6%
Real Estate	1.1%
Technology	61.3%
Telecommunications	1.1%
Other Assets and Liabilities—Net	0.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055213
Shareholder Report [Line Items]
Fund Name	Mega Cap Value Index Fund
Class Name	ETF Shares
Trading Symbol	MGV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Mega Cap Value Index Fund closely tracked the return of its benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.

  For the Fund’s benchmark, all 11 industry sectors posted positive returns, with financials, technology, and industrials contributing most to performance.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Mega Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,289	$10,291	$10,300
2015	$10,379	$10,384	$10,593
2015	$10,507	$10,514	$10,679
2015	$9,778	$9,785	$10,029
2015	$10,352	$10,360	$10,557
2016	$9,827	$9,835	$9,753
2016	$10,738	$10,749	$10,691
2016	$11,215	$11,226	$11,167
2016	$11,656	$11,670	$11,427
2017	$12,470	$12,486	$12,314
2017	$12,338	$12,355	$12,579
2017	$12,718	$12,738	$12,958
2017	$13,822	$13,845	$13,974
2018	$14,054	$14,077	$14,313
2018	$13,823	$13,847	$14,477
2018	$14,843	$14,871	$15,584
2018	$14,785	$14,813	$14,742
2019	$14,721	$14,749	$15,028
2019	$14,383	$14,410	$14,828
2019	$15,094	$15,121	$15,775
2019	$16,462	$16,495	$17,008
2020	$14,871	$14,900	$16,045
2020	$14,608	$14,643	$16,504
2020	$15,538	$15,578	$19,120
2020	$16,681	$16,728	$20,228
2021	$17,909	$17,963	$21,741
2021	$20,253	$20,317	$23,761
2021	$20,691	$20,761	$25,491
2021	$20,377	$20,448	$25,586
2022	$21,333	$21,411	$24,336
2022	$21,407	$21,492	$22,812
2022	$20,172	$20,254	$21,991
2022	$22,212	$22,312	$22,706
2023	$21,228	$21,325	$22,332
2023	$20,851	$20,948	$23,250
2023	$22,296	$22,399	$25,234
2023	$22,457	$22,543	$25,573
2024	$24,607	$24,705	$28,719
2024	$25,589	$25,696	$29,685
2024	$27,735	$27,854	$31,837

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	24.39%	12.94%	10.74%
ETF Shares Market Price	24.30%	12.93%	10.74%
CRSP US Mega Cap Value Index	24.35%	13.00%	10.79%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 8,465,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 145,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$8,465
Number of Portfolio Holdings	138
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$145

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.4%
Consumer Discretionary	5.8%
Consumer Staples	9.8%
Energy	7.3%
Financials	21.6%
Health Care	19.9%
Industrials	14.7%
Real Estate	1.4%
Technology	10.4%
Telecommunications	3.9%
Utilities	3.5%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055212
Shareholder Report [Line Items]
Fund Name	Mega Cap Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VMVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Mega Cap Value Index Fund closely tracked the return of its benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.

  For the Fund’s benchmark, all 11 industry sectors posted positive returns, with financials, technology, and industrials contributing most to performance.

Line Graph [Table Text Block]
	Institutional Shares	CRSP US Mega Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,144,275	$5,145,308	$5,149,970
2015	$5,190,495	$5,192,218	$5,296,387
2015	$5,255,088	$5,257,140	$5,339,270
2015	$4,890,604	$4,892,658	$5,014,635
2015	$5,179,158	$5,180,024	$5,278,715
2016	$4,915,633	$4,917,519	$4,876,502
2016	$5,372,305	$5,374,701	$5,345,687
2016	$5,610,667	$5,613,227	$5,583,250
2016	$5,831,062	$5,834,843	$5,713,465
2017	$6,238,756	$6,242,931	$6,157,003
2017	$6,172,936	$6,177,726	$6,289,526
2017	$6,363,169	$6,368,862	$6,479,153
2017	$6,915,911	$6,922,672	$6,986,758
2018	$7,031,518	$7,038,617	$7,156,448
2018	$6,915,668	$6,923,260	$7,238,490
2018	$7,426,247	$7,435,596	$7,791,807
2018	$7,396,971	$7,406,404	$7,370,849
2019	$7,364,041	$7,374,328	$7,513,886
2019	$7,194,543	$7,204,765	$7,413,868
2019	$7,550,728	$7,560,517	$7,887,636
2019	$8,234,727	$8,247,281	$8,503,993
2020	$7,438,827	$7,450,001	$8,022,485
2020	$7,310,745	$7,321,635	$8,252,119
2020	$7,777,137	$7,788,907	$9,560,204
2020	$8,350,778	$8,364,085	$10,113,778
2021	$8,965,647	$8,981,451	$10,870,677
2021	$10,139,682	$10,158,357	$11,880,373
2021	$10,360,630	$10,380,456	$12,745,499
2021	$10,203,151	$10,223,975	$12,792,805
2022	$10,682,892	$10,705,520	$12,167,896
2022	$10,720,897	$10,746,138	$11,405,976
2022	$10,102,443	$10,127,062	$10,995,291
2022	$11,126,374	$11,155,974	$11,353,208
2023	$10,633,007	$10,662,673	$11,166,029
2023	$10,444,196	$10,473,752	$11,625,045
2023	$11,167,897	$11,199,720	$12,616,765
2023	$11,247,985	$11,271,283	$12,786,375
2024	$12,325,752	$12,352,469	$14,359,475
2024	$12,818,754	$12,848,140	$14,842,617
2024	$13,893,019	$13,927,150	$15,918,555

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	24.40%	12.97%	10.76%
CRSP US Mega Cap Value Index	24.35%	13.00%	10.79%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%

AssetsNet	$ 8,465,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 145,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$8,465
Number of Portfolio Holdings	138
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$145

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of August 31, 2024)

Basic Materials	1.4%
Consumer Discretionary	5.8%
Consumer Staples	9.8%
Energy	7.3%
Financials	21.6%
Health Care	19.9%
Industrials	14.7%
Real Estate	1.4%
Technology	10.4%
Telecommunications	3.9%
Utilities	3.5%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature